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                                 UAM Funds

                      Funds for the Informed Investor/sm/

                                UAM Funds, Inc.
                      Acadian Emerging Markets Portfolio
                    Dwight Limited Maturity Bond Portfolio
                          FMA Small Company Portfolio
                          ICM Small Company Portfolio
                       Independence Small Cap Portfolio
                     McKee International Equity Portfolio
                     Rice, Hall James Micro Cap Portfolio
                   Rice, Hall James Small/Mid Cap Portfolio
                             Sirach Bond Portfolio
                            Sirach Growth Portfolio
                            Sirach Equity Portfolio
                      Sirach Strategic Balanced Portfolio
                        Sirach Special Equity Portfolio
                             TS&W Equity Portfolio
                          TS&W Fixed Income Portfolio
                      TS&W International Equity Portfolio

                              UAM Funds, Inc. II
                        Analytic Defensive Equity Fund
                          Analytic International Fund
                      Analytic Short-Term Government Fund
                (to be called Analytic Short-Term Income Fund)

                                UAM Funds Trust
                         Cambiar Opportunity Portfolio
              Chicago Asset Management Value/Contrarian Portfolio

                          Institutional Class Shares
                        Supplement dated April 9, 2002
            to the Prospectuses dated April 30, 2001, July 30, 2001
                             and February 28, 2002

The Boards of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust (together, the "UAM Funds") have approved the reorganization (the "Reorganization") of the Acadian Emerging Markets Portfolio, FMA Small Company Portfolio, ICM Small Company Portfolio, Independence Small Cap Portfolio, McKee International Equity Portfolio, Rice, Hall James Micro Cap Portfolio, Rice, Hall James Small/Mid Cap Portfolio, Sirach Bond Portfolio, Sirach Growth Portfolio, Sirach Equity Portfolio, Sirach Strategic Balanced Portfolio, Sirach Special Equity Portfolio, TS&W Equity Portfolio, TS&W Fixed Income Portfolio,
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TS&W International Equity Portfolio, Analytic Defensive Equity Fund, Analytic
International Fund, Analytic Short-Term Government Fund (to be called Analytic Short-Term Income Fund), Cambiar Opportunity Portfolio and Chicago Asset Management Value/Contrarian Portfolio of UAM Funds (the "UAM Portfolios") into new portfolios of The Advisors' Inner Circle Fund (the "AIC Portfolios"). If the Reorganization of a UAM portfolio is approved by shareholders, the assets of that UAM Portfolio will be transferred to a corresponding AIC Portfolio, and shareholders of that UAM Portfolio will receive shares of equivalent value and number in that AIC Portfolio. In addition, each AIC Portfolio will have the same investment adviser and investment objective and substantially similar investment restrictions, fees and expenses as its corresponding UAM Portfolio.

The Board of Directors of UAM Funds, Inc. has also approved a Plan of Liquidation (the "Plan") for the Dwight Limited Maturity Bond Portfolio (the "Dwight Portfolio"). If the Plan is approved by Dwight Portfolio shareholders, the liquidation of the Dwight Portfolio's assets will occur as soon as practicable.

A special shareholder meeting has been called for June 7, 2002 to vote on approval of the Reorganization on behalf of each UAM Portfolio and the Plan on behalf of the Dwight Portfolio. Shareholders of UAM Funds, Inc. and UAM Funds, Inc. II also will be asked to approve the dissolution of UAM Funds, Inc. and UAM Funds, Inc. II, respectively. Shareholders of record of the UAM Portfolios and the Dwight Portfolio at the close of business on April 8, 2002 are entitled to notice of and to vote at the shareholder meeting or any adjournment thereof.

Shareholders of the UAM Portfolios, as well as potential investors, should be aware that once the Reorganization has been approved by the UAM Portfolios' shareholders, the shareholders of the UAM Portfolios will become shareholders of the corresponding AIC Portfolios. Shareholders of the Dwight Portfolio, as well as potential investors, should be aware that once the Plan has been approved by the Dwight Portfolio's shareholders, the assets of the Dwight Portfolio will be liquidated and distributed according to the Plan. The Reorganization and the liquidation are expected to occur in late June 2002. Thereafter, UAM Funds, Inc. and UAM Funds, Inc. II will be dissolved under state law.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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